PROPERTY, PLANT AND EQUIPMENT (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 4 - PROPERTY AND EQUIPMENT
Property and equipment consist of the following:

(in thousands)	March 31, 2024	December 31, 2023
Property and equipment
Furniture and equipment	$34.5	$34.5
Computer equipment	120.8	120.8
Accumulated depreciation	(131.7)	(126.1)
Property and equipment, net	$23.7	$29.2
Total depreciation expense was $5.6 and $16.5 for the three months ended March 31, 2024 and 2023, respectively

NOTE 3 - PROPERTY AND EQUIPMENT
Property and equipment consist of the following:
(in thousands)	December 31, 2023	December 31, 2022
Property and equipment
Furniture and equipment	$34.5	$34.5
Computer equipment	120.8	118.6
Accumulated depreciation	(126.1)	(65.7)
Property and equipment, net	$29.2	$87.4